Commitments and Contingencies (Details) ¥ in Thousands, $ in Millions	1 Months Ended
	May 31, 2023 USD ($)	Apr. 30, 2018 item	Dec. 31, 2024 CNY (¥)
Litigation
Number of mobile games involved in the lawsuit | item		2
Liquidated damages awarded | $	$ 6
Total
Commitments and Contingencies
2025			¥ 1,664,723
2026			658,105
2027			266,833
2028			91,804
Beyond 2028			98,792
Total			2,780,257
Server and Bandwidth Service Fee Commitments
Commitments and Contingencies
2025			364,056
2026			211,660
2027			101,866
2028			91,796
Beyond 2028			91,449
Total			860,827
Capital Commitments
Commitments and Contingencies
2025			393,743
2026			182,897
2027			48,363
Beyond 2028			7,343
Total			632,346
Royalties and Expenditure for Licensed Content Commitments
Commitments and Contingencies
2025			692,640
2026			261,029
2027			116,286
Total			1,069,955
Other Commitments
Commitments and Contingencies
2025			214,284
2026			2,519
2027			318
2028			8
Total			¥ 217,129